Reversals (Impairments) of tangible and intangible assets and right-of-use assets. Sensitivity of outcomes to alternative scenarios (Details) € in Billions	12 Months Ended
Dec. 31, 2024 EUR (€) $ / bbl $ / MMBTU $ / t
Eni's scenario
Impairment
Value in use of the O&G CGUs Headroom vs Carrying amount, non-tax deductible CO2 charges	68.00%
Brent price per bbl | $ / bbl	49
Eni's scenario | Europe
Impairment
Long-term gas price | $ / MMBTU	6.3
10% haircut of Eni's prices assumptions
Impairment
Value in use of the O&G CGUs Headroom vs Carrying amount, tax-deductible CO2 charges	51.00%
Possible impairments	€ (0.8)
Eni's scenario with +1% increase in WACC
Impairment
Value in use of the O&G CGUs Headroom vs Carrying amount, tax-deductible CO2 charges	60.00%
Possible impairments	€ (0.1)
IEA NZE 2050 scenario
Impairment
Value in use of the O&G CGUs Headroom vs Carrying amount, tax-deductible CO2 charges	10.00%
Possible impairments	€ (6.2)
Brent price per bbl | $ / bbl	25
IEA NZE 2050 scenario | Europe
Impairment
Long-term gas price | $ / MMBTU	4
Minimum | IEA NZE 2050 scenario
Impairment
Cost CO2 | $ / t	250
Maximum | IEA NZE 2050 scenario
Impairment
Cost CO2 | $ / t	180